First Trust Horizon Managed Volatility Developed International ETF Investment Strategy - First Trust Horizon Managed Volatility Developed International ETF	Jul. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in common stocks and depositary receipts of developed market companies listed and traded on non-U.S. exchanges that Horizon Investments, LLC (“Horizon” or the “Sub-Advisor”) believes exhibit low future expected volatility. The term “developed market companies” means those companies (i) whose securities are traded principally on a stock exchange in a developed market country, (ii) with a primary business office in a developed market country, or (iii) that have at least 50% of their assets in, or derive at least 50% of their revenues or profits from, a developed market country. The Sub-Advisor considers Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States to be developed market countries. However, this list may change in response to market and geopolitical events. Under normal market conditions, the Fund will invest in at least three countries and at least 40% of its net assets in countries other than the United States. The goal of this strategy is to capture upside price movements in rising markets and reduce downside risk when markets decline. To implement this strategy, in selecting securities for the Fund from a portfolio of eligible securities, the Sub-Advisor employs volatility forecasting models to forecast future expected volatility. The strategy is largely quantitative and rules-based, but also includes multiple parameters over which the Sub-Advisor may exercise discretion (including, but not limited to, the number of holdings and the weightings of particular holdings) in connection with its active management of the Fund. To begin, the Sub-Advisor gathers pricing and generates return data for the starting universe, which is comprised of common stocks and depositary receipts of large and mid-cap securities across developed markets, which securities have been pre-screened by the Sub-Advisor to ensure they are liquid and accessible for trading. The Sub-Advisor then conducts volatility forecasts for securities comprising the starting universe and ranks them from low to high based on their volatility forecasts. The Sub-Advisor targets 100-400 securities for inclusion in the portfolio based on future expected volatility. Once the final portfolio is selected, the Sub-Advisor measures co-movements of the selected securities using statistical techniques designed to reduce estimation error. In the final portfolio construction, the Sub-Advisor gives larger weights to securities with lower future expected volatility and has the ability to adjust how aggressive the weighting scheme is depending on market conditions. The Sub-Advisor periodically rebalances and reallocates the portfolio using this methodology, which may result in higher levels of portfolio turnover. The Fund may invest in securities that are denominated in U.S. or non-U.S. currencies. As of October 31, 2025 the Fund had significant investments in financial companies, Asian issuers and European issuers, although this may change from time to time. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund may be exposed to the risks associated with that jurisdiction or investment sector.
Strategy Portfolio Concentration [Text]	As of October 31, 2025 the Fund had significant investments in financial companies, Asian issuers and European issuers, although this may change from time to time.